FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES - Unrecognised gains or (losses) for derivatives trading (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivative financial instruments
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	$ 56,204	$ 85,727
New trades	773,672	818,148
Amortization	(700,410)	(826,558)
Early cancellations and level transfers	(48,251)	(21,113)
Ending balance	81,215	56,204
Forwards
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	42,974	36,289
New trades	551,506	702,001
Amortization	(528,355)	(687,024)
Early cancellations and level transfers	(6,877)	(8,292)
Ending balance	59,248	42,974
Swaps
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	(23,207)	(13,630)
New trades	94,684	(978)
Amortization	(35,451)	(8,767)
Early cancellations and level transfers	(34,993)	168
Ending balance	1,033	(23,207)
Options
FINANCIAL ASSETS INVESTMENTS AND DERIVATIVES
Beginning balance	36,437	63,068
New trades	127,482	117,125
Amortization	(136,604)	(130,767)
Early cancellations and level transfers	(6,381)	(12,989)
Ending balance	$ 20,934	$ 36,437